Document and Entity Information	Oct. 11, 2023
Cover [Abstract]
Entity Registrant Name	WORTHINGTON INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000108516
Document Type	8-K
Document Period End Date	Oct. 11, 2023
Entity Incorporation State Country Code	OH
Entity File Number	001-08399
Entity Tax Identification Number	31-1189815
Entity Address, Address Line One	200 West Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	(614)
Local Phone Number	438-3210
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, Without Par Value
Trading Symbol	WOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false